Subsequent Events - Additional Information (Details) R$ in Millions, $ in Millions						12 Months Ended
	Apr. 10, 2026 BRL (R$) shares	Mar. 25, 2026 BRL (R$)	Mar. 19, 2026 BRL (R$)	Dec. 31, 2025 BRL (R$) MW	Feb. 26, 2025 BRL (R$)	Dec. 31, 2025 BRL (R$) MW	Apr. 01, 2026 BRL (R$)	Apr. 01, 2026 USD ($)	Aug. 14, 2025	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Installed capacity (MW) | MW						3,601.7
Interest on Equity				R$ 2,420.0		R$ 2,420.0				R$ 1,849.0	R$ 2,592.0
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest on Equity			R$ 658.0
Description of Interest on Equity			to be paid in two equal installments the first by June 30, 2027, and the second by December 30, 2027. Shareholders whose names were recorded in the Shareholders’ Registry Book on March 24, 2026, are entitled to receive the payment
Events After Reporting Period [Member] | Unsecured Debentures 15th Issue [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debentures shares | shares	1,150,000
Principal amount	R$ 1,150.0
Cemiggt [Member] | Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate value of acquisition					R$ 30.0
Permitted Annual Revenue					R$ 5.7
Cemiggt [Member] | Timoteo Mesquita Transmission Company [Member]
Disclosure of non-adjusting events after reporting period [line items]
Equity interest					100.00%
Cemiggt [Member] | Hidreletrica Pipoca S A [Member]
Disclosure of non-adjusting events after reporting period [line items]
Equity interest				51.00%		51.00%			51.00%
Equity interest held						49.00%
Installed capacity (MW) | MW				20
Physical guarantee (MWm) | MW				11.9
Cemiggt [Member] | Hidreletrica Pipoca S A [Member] | Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate value of acquisition		R$ 39.0
Acquisition transaction amount adjusted percentage of CDI benchmark rate		100.00%
Cemig D [Member] | Events After Reporting Period [Member] | Unsecured Debentures 15th Issue [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debentures issued | shares	1,150,000
Principal amount	R$ 1,150.0
Cemig D [Member] | Events After Reporting Period [Member] | Foreign loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Principal amount							R$ 1,461.0	$ 280